AUDITORS' REMUNERATION - Schedule of Fees Payable to Auditors by Outside Entities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 32.0	£ 29.2	£ 26.9
Audits of Group pension schemes
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	0.4	0.1	0.1
Audits of the unconsolidated Open-Ended Investment Companies managed by the Group
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	0.3	0.4	0.4
Reviews of the financial position of corporate and other borrowers
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 0.3	£ 1.4	£ 0.2